FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Foreign Currency Translation [Abstract]
Summary of foreign currency translation
The company’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income (loss) is comprised of the following:

(MILLIONS)	Notes	2022	2021	2020
Foreign currency translation on:
Property, plant and equipment, at fair value	12	$(1,490)	$(1,527)	$(624)
Goodwill	17	(126)	(121)	(20)
Borrowings	14	545	479	(87)
Deferred income tax liabilities and assets	11	454	329	60
Other assets and liabilities		59	11	(19)
		$(558)	$(829)	$(690)